Related Party Transactions and Balances - Schedule of Remuneration to Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Directors & Officers [Member]
Schedule of Remuneration to Directors [Line Items]
Remuneration to Directors and executive officers	$ 1,523	$ 1,118
Directors & Officers [Member] | Yew Jin Sng [Member]
Schedule of Remuneration to Directors [Line Items]
Remuneration to Directors and executive officers	177	116
Directors & Officers [Member] | Ho Kin Wai [Member]
Schedule of Remuneration to Directors [Line Items]
Remuneration to Directors and executive officers	680	485
Directors & Officers [Member] | William Yuen [Member]
Schedule of Remuneration to Directors [Line Items]
Remuneration to Directors and executive officers	85	33
Directors & Officers [Member] | William Mirecki [Member]
Schedule of Remuneration to Directors [Line Items]
Remuneration to Directors and executive officers	65	23
Directors & Officers [Member] | Kai Yue Jason Chan [Member]
Schedule of Remuneration to Directors [Line Items]
Remuneration to Directors and executive officers	65	23
Directors & Officers [Member] | Khazid Bin Omar [Member]
Schedule of Remuneration to Directors [Line Items]
Remuneration to Directors and executive officers	171	161
Directors & Officers [Member] | Loo Hansel [Member]
Schedule of Remuneration to Directors [Line Items]
Remuneration to Directors and executive officers	104	94
Directors & Officers [Member] | Kit Yu Lee [Member]
Schedule of Remuneration to Directors [Line Items]
Remuneration to Directors and executive officers	176	183
Directors [Member]
Schedule of Remuneration to Directors [Line Items]
Remuneration to Directors and executive officers		51
Directors [Member] | Chiu Hsieh Hui [Member]
Schedule of Remuneration to Directors [Line Items]
Remuneration to Directors and executive officers		42
Directors [Member] | Wong Chee Kwok [Member]
Schedule of Remuneration to Directors [Line Items]
Remuneration to Directors and executive officers		$ 9